NORTHSTAR INCOME AND GROWTH FUND
                          Prospectus Supplement dated
              December 11, 1997 to Prospectus dated August 1, 1997

The disclosure on pages 12, 24 and 25 of the Prospectus is hereby amended to reflect that:

Effective January 1, 1998, the Northstar Income and Growth Fund's (the "Fund's") sole portfolio manager will be Geoffrey Wadsworth; Northstar Investment Management Corporation will no longer be using the services of Wilson/Bennett Capital Management, Inc. or the Fund's previous co-manager Jack Fisher.

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             THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.